LIBERTY STRATEGIC EQUITY FUND

                  Supplement to Prospectus dated March 1, 2003
                    Replacing Supplement dated April 29, 2003

The section MANAGING THE FUND; Portfolio Managers is revised in its entirety as follows:

Scott L. Davis, a Vice President of Columbia Management Advisors, Inc., is the co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been with the adviser and its predecessor since 1985. Mr. Davis received an MA degree from the University of Connecticut.

Gregory M. Miller, a Senior Vice President of Columbia Management Advisors, Inc., is the co-manager for the Fund and has co-managed the Fund since April 2003. Mr. Miller has been with the adviser and its predecessor since 1985. Mr. Miller received an MBA degree from the University of Chicago and a JD degree from the University of Connecticut.




727-36/112O-0503                                                    May 15, 2003

                          LIBERTY ASSET ALLOCATION FUND

                  Supplement to Prospectus dated March 1, 2003
                    Replacing Supplement dated April 29, 2003

The section MANAGING THE FUND; Portfolio Managers is revised in its entirety as follows:

Harvey Hirschhorn, CFA, Executive Vice President of Columbia Management Advisors, Inc., is the lead portfolio manager of the Fund. Mr. Hirschhorn has been associated with the advisor and its predecessors since 1973. Mr. Hirschhorn received an M.B.A. degree from the University of Chicago, and is a chartered financial analyst. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks             Alexander S. Macmillan
Large cap value stocks              Scott L. Davis and Greg M. Miller
Mid cap growth stocks               Richard J. Johnson
Mid cap value stocks                Daniel K. Cantor
Small cap growth stocks             William M. Garrison
Small cap value stocks              Stephen D. Barbaro
Real estate investment trusts       David W. Jellison
Foreign stocks                      James M. McAlear
Investment grade bonds              Michael T. Kennedy
Non-investment grade bonds          Jeffrey L. Rippey

Alexander S. Macmillan, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the large cap growth stocks category. Mr. Macmillan has been associated with the advisor and its predecessors since 1987. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School of Dartmouth College.

Scott L. Davis, a Vice President of Columbia Management Advisors, Inc., has co-managed the portion of the Fund allocated to the large cap value stocks category since April 2003. Mr. Davis has been associated with the advisor and its predecessors since 1985. Mr. Davis received an M.A. degree from the University of Connecticut.

Gregory M. Miller, a Senior Vice President of Columbia Management Advisors, Inc., has co-managed the portion of the Fund allocated to the large cap value stocks category since April 2003. Mr. Miller has been associated with the advisor and its predecessors since 1985. Mr. Miller received an M.B.A. degree from the University of Chicago and a J.D. degree from the University of Connecticut.

Richard J. Johnson, CFA, Senior Vice President and Head of Equities - Portland of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the mid cap growth stocks category. Mr. Johnson has been associated with the advisor and its predecessors since 1994. Mr. Johnson received an M.B.A. degree from the Anderson School of Management at UCLA.

Daniel K. Cantor, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the mid cap value stocks category. Mr. Cantor has been associated with the advisor and its predecessors since 1985 and received an M.B.A. degree from The Wharton School of the University of Pennsylvania.

William M. Garrison, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the small cap growth stocks category. Mr. Garrison has been associated with the advisor and its predecessors since 1989 and has managed various investment portfolios since 1998. Mr. Garrison received an M.B.A. degree from the University of Chicago.

Stephen D. Barbaro, CFA, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with the advisor and its predecessors since 1976. Mr. Barbaro received an M.B.A. degree from Columbia University.

David W. Jellison, CFA, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the REITs category. He has been associated with the advisor and its predecessors since 1992. Mr. Jellison received an M.M. degree from the J.L. Kellogg Graduate School of Management at Northwestern University.

James M. McAlear, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the foreign stocks category. He has been associated with the advisor and its predecessors since 1992 and specializes in international portfolio management and research. Mr. McAlear received an M.A. degree from Michigan State University and has over 30 years of investment experience.

Michael T. Kennedy, CFA, Senior Vice President of Columbia Management Advisors, Inc. manages the portion of the Fund's assets allocated to the investment grade bonds category. Mr. Kennedy has been associated with the advisor and its predecessors since 1987 and has managed various investment portfolios. A chartered financial analyst and a chartered investment counselor, he received an M.M. degree from Northwestern University.

Jeffrey L. Rippey, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the non-investment grade bonds category. Mr. Rippey has been associated with the advisor and its predecessors since 1987. Mr. Rippey received a B.A. degree from Pacific Lutheran University.




704-36/110O-0503                                                    May 15, 2003